Subsequent events - Additional Information (Detail) ¥ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 31, 2018 shares	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)
Henan Tourism Information Co., Ltd., [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Payable			$ 1,500,000	¥ 9.6
Business Acquisition, Percentage of Voting Interests Acquired			80.00%	80.00%
Subsequent Event [Member] | Web Game Business [Member]
Subsequent Event [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax | $	$ 1,400,000
Subsequent Event [Member] | Treasury Stock [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired		0
Subsequent Event [Member] | Restricted shares [Member]
Subsequent Event [Line Items]
Restricted stock granted		2,815,520